Reverse Stock Split (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Summary of Impact of Reverse Stock Split

The Company also proportionately adjusted the terms of outstanding warrants, equity-based awards and other outstanding equity rights.

The impact of the Reverse Stock Split is presented below:

(in USD)	Number Prior to RSS	Number Post-RSS	Exercise Price Prior to RSS	Exercise Price Post-RSS
Ordinary shares***	62,601,280	3,208,038
Warrants*	26,437,500	26,437,500	$11.50	$11.50
Warrants**	2,280,979	2,280,979	$0.79	$0.79
Warrants**	1,140,490	1,140,490	$4.49	$4.49
Share options	1,026,441	51,323	$0.000022	$0.00045
Share options	1,123,382	56,179	$0.78	$15.69
Share options	127,164	6,366	$2.13	$42.60
Management earnout shares	8,518,290	425,916
Sponsor earnout shares	754,687	37,735
SAP compensation	683,720	34,186

*While the number of warrants remained unchanged, twenty warrants must now be exercised to purchase one Ordinary Share. The effective exercise price of twenty warrants is $230.00.

**These warrants expired on May 28, 2024.

***The number of post-RSS shares is not exactly one twentieth of the number of pre-RSS shares due to the issuance of additional shares to ensure no fractional shares would be issued.